Critical Accounting Judgments and Key Sources of Estimation Uncertainty - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 EUR (€) Agreement Licenses Tranche	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of changes in accounting estimates [line items]
Number of collaboration agreement | Agreement	2
Impairment loss	€ 0	€ 0	€ 0
Goodwill	3,495,000	3,495,000	€ 3,495,000
Project Cost Prepayments, Current	5,800,000	11,400,000
Project Cost Accruals, Current	€ 10,500,000	€ 9,100,000
Bottom of range [member]
Disclosure of changes in accounting estimates [line items]
Additional lease period in additon to Non cancellable period	1 year
Bottom of range [member] | EUR or DKK [member]
Disclosure of changes in accounting estimates [line items]
Incremental borrowing rates for lease contracts	2.25%
Bottom of range [member] | US Dollars (USD) [member]
Disclosure of changes in accounting estimates [line items]
Incremental borrowing rates for lease contracts	4.25%
Top of range [member]
Disclosure of changes in accounting estimates [line items]
Additional lease period in additon to Non cancellable period	6 years
Top of range [member] | EUR or DKK [member]
Disclosure of changes in accounting estimates [line items]
Incremental borrowing rates for lease contracts	2.50%
Top of range [member] | US Dollars (USD) [member]
Disclosure of changes in accounting estimates [line items]
Incremental borrowing rates for lease contracts	5.00%
Right-of-use assets [member]
Disclosure of changes in accounting estimates [line items]
Number of licenses classified as right to use | Licenses	3
Warrants [member]
Disclosure of changes in accounting estimates [line items]
Description of vesting requirements	Up to 48 months
Number of tranches | Tranche	48